CONSOLIDATED BALANCE SHEETS(Parentheticals) ¥ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares
Accounts receivable, allowance for credit loss | ¥	¥ 467		¥ 0
Prepayments and other current assets, allowance for credit losses | ¥	2,192		0
Other noncurrent assets, allowance for credit losses | ¥	¥ 3,757		¥ 0
Ordinary shares, shares issued	1,929,562,426		1,809,288,310
Ordinary shares, shares outstanding	1,929,562,426		1,809,288,310
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	4,500,000,000		4,000,000,000
Ordinary shares, shares issued	1,709,903,330		1,453,476,230
Ordinary shares, shares outstanding	1,573,750,346		1,453,476,230
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	355,812,080		355,812,080
Ordinary shares, shares outstanding	355,812,080		355,812,080